Fair Value Measurements (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury Securities	$345,258,401	$—	$—	$345,258,401
Liabilities:
Warrant liabilities – public warrants	19,837,500	—	—	19,837,500
Warrant liabilities – private warrants	—	—	11,303,000	11,303,000
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury Securities	$345,191,130	$—	$—	$345,191,130
Liabilities:
Warrant liabilities – public warrants	18,112,500	—	—	18,112,500
Warrant liabilities – private warrants	—	—	11,303,000	11,303,000

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$345,191,130	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$18,112,500	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$11,303,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock Price	$9.94	$10.16
Term (in years)	5.50	5.50
Volatility	23.50%	23.5%
Risk-free interest rate	1.00%	0.5%
Dividend yield	0.00%	0.00%

	Initial Measurement	As of December 31, 2020
Volatility	23.5%	23.5%
Stock price	$9.72	$10.16
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.4%	0.5%
Dividend yield	0.0%	0.0%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
Derivative warrant liabilities at May 6, 2020 (inception)	$—
Issuance of Public and Private Warrants, Level 3 measurements	20,802,500
Transfer of Public Warrants to Level 1	(11,902,500)
Change in fair value of derivative warrant liabilities, Level 3	2,403,000
Derivative warrant liabilities – Level 3, at December 31, 2020	$11,303,000